Clearwater Investment Trust
                        332 Minnesota Street, Suite 2100
                         St. Paul, Minnesota 55101-1394



                                  May 5, 2003


VIA ELECTRONIC TRANSMISSION

File Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20054

RE: Clearwater Investment Trust (the "Registrant")
    (File Nos.  33-12289; 811-05038)

To Whom It May Concern:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 19 dated April 30, 2003, and that the text of Post Effective Amendment No.19 has been filed electronically, Accession No. 0000811161-03-000006.

     If there are any questions or comments concerning the foregoing, please contact Michelle H. Rhee, Esq. of Hale and Dorr, counsel to the Registrant at
(617) 526-6000 (collect).

                                        Sincerely,

                                        /s/Richard T. Holm

                                        Richard T. Holm


cc:      Joseph P. Barri, Esq.
         Michelle H. Rhee, Esq.